S000017038 [Member] Expense Example - Balanced Strategy Fund - Balanced Strategy Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	$ 1,268